Pensions and other post-employment benefits - Movement in net defined benefit liability (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Funded and Unfunded plans
Balance at Beginning of period	£ 242
Balance at End of period	136	£ 242
Pension plan
Funded and Unfunded plans
Balance at Beginning of period	142
Balance at End of period	52	142
Pension plan
Funded and Unfunded plans
Balance at Beginning of period	142	182
Exchange adjustments	11	(14)
Service cost	(16)	(18)
Past service cost	1	(4)
Interest income/(cost)	1	1
Settlements and curtailments		3
Assets acquired/(liability assumed) from GSK		0
Return on plan assets, excluding amounts include in interest	(131)	(6)
Gain from change in demographic assumptions		7
Gain from change in financial assumptions	235	33
Experience (losses)/gains	(13)	(26)
Employers contributions	28	30
Scheme participants' contributions	0	0
Benefits paid	0	0
Balance at End of period	52	142
Pension plan | Fair value of assets
Funded and Unfunded plans
Balance at Beginning of period	(680)	(663)
Exchange adjustments	(45)	34
Interest income/(cost)	(6)	(4)
Settlements and curtailments		(5)
Assets acquired/(liability assumed) from GSK		(39)
Return on plan assets, excluding amounts include in interest	(131)	(6)
Employers contributions	28	30
Scheme participants' contributions	7	7
Benefits paid	(41)	(18)
Balance at End of period	(594)	(680)
Pension plan | Present value of obligation
Funded and Unfunded plans
Balance at Beginning of period	822	845
Exchange adjustments	56	(48)
Service cost	(16)	(18)
Past service cost	1	(4)
Interest income/(cost)	7	5
Settlements and curtailments		8
Assets acquired/(liability assumed) from GSK		39
Gain from change in demographic assumptions		7
Gain from change in financial assumptions	235	33
Experience (losses)/gains	(13)	(26)
Scheme participants' contributions	(7)	(7)
Benefits paid	41	18
Balance at End of period	646	822
Net post retirement obligations
Funded and Unfunded plans
Balance at Beginning of period	100	113
Exchange adjustments	8	2
Service cost	(7)	(8)
Interest income/(cost)	2	2
Gain from change in financial assumptions	25	19
Experience (losses)/gains	7
Benefits paid	1	6
Balance at End of period	£ 84	£ 100